EQUITRUST LIFE INSURANCE COMPANY

EquiTrust Life Annuity Account II
Supplement Dated July 18, 2011
to the
Prospectus For
Individual Flexible Premium Deferred Variable Annuity Contract
(Dated May 1, 2009)

This Supplement amends certain information contained in your variable annuity contract (“Contract”) prospectus. Please read this Supplement carefully and retain it with your Contract prospectus for future reference.

On July 14, 2011, the shareholders of EquiTrust Variable Insurance Series Fund (the “EquiTrust Fund”) approved a merger of the portfolios of the EquiTrust Fund into funds managed by Federated Investors, Inc. (“Federated Funds”). On July 15, 2011, each portfolio of the EquiTrust Fund merged into a comparable Federated Fund with similar investment objectives, as follows:

EquiTrust Fund Portfolio	Federated Fund
Blue Chip Portfolio—Service Class	Federated Capital Appreciation Fund II—Primary Shares

High Grade Bond Portfolio—Service Class	Federated Quality Bond Fund II—Primary Shares

Managed Portfolio—Service Class	Federated Capital Income Fund II

Money Market Portfolio—Service Class	Federated Prime Money Fund II

Strategic Yield Portfolio—Service Class	Federated Quality Bond Fund II—Primary Shares

Value Growth Portfolio—Service Class	Federated Capital Appreciation Fund II—Primary Shares

At that time, (i) all of the assets of each EquiTrust Fund Portfolio were transferred to the comparable Federated Fund in return for shares of that Federated Fund, (ii) the subdivision of the Account (the “Subaccount”) that had invested in an EquiTrust Fund Portfolio became invested in the comparable Federated Fund, and (iii) the EquiTrust Fund Portfolio ceased to exist. Any Accumulated Value in a Subaccount invested in an EquiTrust Fund Portfolio at the time of the merger became invested in the comparable Federated Fund.

* * * * *

This Supplement amends your prospectus by deleting all references in your prospectus to EquiTrust Fund Portfolios. This Supplement further amends the following disclosures in your Prospectus regarding the EquiTrust Fund Portfolios.

1.  On the cover page of your prospectus, the reference to Investment Options in the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series (1)

Federated Capital Appreciation Fund II—Primary Shares (2)

Federated Quality Bond Fund II—Primary Shares (3)

Federated Capital Income Fund II (4)

Federated Prime Money Fund II (5)

(1)	On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Fund merged into comparable Federated Funds.

(2)	On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Capital Appreciation Fund II.

(3)	On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

(4)	On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(5)	On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

ET2VA

2.  On page 6 of your prospectus, the table of Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets) is replaced with the following:

Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets) (1)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	1.90%

Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement (2)	0.35%	1.90%

(1)	For certain Investment Options, certain expenses were reimbursed or fees waived during 2010. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, total annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	1.34%

(2)	The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue until at least April 30, 2012.

3.  On page 7 of your prospectus, the examples are replaced with the following:

Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

Example 1
The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$903	$1,456	$2,020	$3,792

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one-year annuity payment period (1):

1 Year	3 Years	5 Years	10 Years
$812	$1,362	$1,923	$3,792

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect annuity payment options 1, 3, 5, 6 or 7 or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$355	$1,080	$1,826	$3,792

ET2VA

Example 2
The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$735	$940	$1,146	$2,030

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one-year annuity payment period (1):

1 Year	3 Years	5 Years	10 Years
$641	$840	$1,039	$2,030

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3, 5, 6 or 7 or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$175	$542	$933	$2,030

(1)	Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three-and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization.

4.  On page 11 of your prospectus, the first sentence under “Investment Options” is replaced with the following:

There are currently 37 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option.

5.  On pages 14 and 15 of your prospectus, the presentation of “Portfolio” and “Investment Objective(s) and Principal Investments” for the EquiTrust Variable Insurance Series Fund is revised as follows:

Federated Insurance Series. (1)  Federated Equity Management Company of Pennsylvania is the investment adviser to Federated Capital Appreciation Fund II and Federated Capital Income Fund II; Federated Investment Management Company is the investment adviser for Federated Prime Money Fund II and Federated Quality Bond Fund II, and the subadviser for Federated Capital Income Fund II.

Portfolio	Investment Objective(s) and Principal Investments
Federated Capital Appreciation Fund II (2)	This Fund pursues its investment objective by investing primarily in common stock of domestic companies with large and medium market capitalizations that the adviser believes offer superior growth prospects or of companies whose stock, the adviser believes, is undervalued. The Fund may also invest in common stocks of foreign issuers (including American Depositary Receipts), and may also invest in convertible securities and preferred stocks of these domestic and foreign companies.

Federated Capital Income Fund II (3)	The Fund’s investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing in both equity and fixed-income securities that have high income potential—e.g., investment-grade debt issues, domestic noninvestment-grade debt securities (also known as “junk bonds” or “high-yield bonds”) and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. To increase or decrease its exposure to foreign interest rate and/or currency markets, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities.

ET2VA

Portfolio	Investment Objective(s) and Principal Investments
Federated Prime Money Fund II (4)	This money market mutual fund seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality, fixed-income securities. An investment in the Prime Money Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Prime Money Fund II will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Federated Quality Bond Fund II (5)	This Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

(1)	On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Fund merged into comparable Federated Funds.

(2)	On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into Federated Capital Appreciation Fund II.

(3)	On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(4)	On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

(5)	On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

6.  On page 34 of your prospectus, add the following as second paragraph under “Payments”:

If, under SEC rules, the Prime Money portfolio suspends payments of redemption proceeds in connection with a liquidation of the portfolio, we will delay payment of any transfer, partial withdrawal, surrender, Policy Loan or death proceeds from the Prime Money Subaccount until the portfolio is liquidated.

* * * * *

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Federated Insurance Series funds or other Investment Options available under the Contract, please contact your registered representative or our Home Office toll free at 888-349-4656.

ET2VA

EQUITRUST LIFE INSURANCE COMPANY

EquiTrust Life Annuity Account II
Supplement Dated July 18, 2011
to the
Prospectus For
Individual Flexible Premium Deferred Variable Annuity Contract
(Dated May 1, 2009)

This Supplement amends certain information contained in your variable annuity contract (“Contract”) prospectus. Please read this Supplement carefully and retain it with your Contract prospectus for future reference.

On July 14, 2011, the shareholders of EquiTrust Variable Insurance Series Fund (the “EquiTrust Fund”) approved a merger of the portfolios of the EquiTrust Fund into funds managed by Federated Investors, Inc. (“Federated Funds”). On July 15, 2011, each portfolio of the EquiTrust Fund merged into a comparable Federated Fund with similar investment objectives, as follows:

EquiTrust Fund Portfolio	Federated Fund
Blue Chip Portfolio—Service Class	Federated Capital Appreciation Fund II—Primary Shares

High Grade Bond Portfolio—Service Class	Federated Quality Bond Fund II—Primary Shares

Managed Portfolio—Service Class	Federated Capital Income Fund II

Money Market Portfolio—Service Class	Federated Prime Money Fund II

Strategic Yield Portfolio—Service Class	Federated Quality Bond Fund II—Primary Shares

Value Growth Portfolio—Service Class	Federated Capital Appreciation Fund II—Primary Shares

At that time, (i) all of the assets of each EquiTrust Fund Portfolio were transferred to the comparable Federated Fund in return for shares of that Federated Fund, (ii) the subdivision of the Account (the “Subaccount”) that had invested in an EquiTrust Fund Portfolio became invested in the comparable Federated Fund, and (iii) the EquiTrust Fund Portfolio ceased to exist. Any Accumulated Value in a Subaccount invested in an EquiTrust Fund Portfolio at the time of the merger became invested in the comparable Federated Fund.

* * * * *

This Supplement amends your prospectus by deleting all references in your prospectus to EquiTrust Fund Portfolios. This Supplement further amends the following disclosures in your Prospectus regarding the EquiTrust Fund Portfolios.

1.  On the cover page of your prospectus, the reference to Investment Options in the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series (1)

Federated Capital Appreciation Fund II—Primary Shares (2)

Federated Quality Bond Fund II—Primary Shares (3)

Federated Capital Income Fund II (4)

Federated Prime Money Fund II (5)

(1)	On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Fund merged into comparable Federated Funds.

(2)	On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Capital Appreciation Fund II.

(3)	On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

(4)	On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(5)	On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

ET2VACo

2.  On page 6 of your prospectus, the table of Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets) is replaced with the following:

Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets) (1)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	1.90%

Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement (2)	0.35%	1.90%

(1)	For certain Investment Options, certain expenses were reimbursed or fees waived during 2010. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, total annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	1.34%

(2)	The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue until at least April 30, 2012.

3.  On pages 6-8 of your prospectus, the Examples are replaced with the following:

Examples

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, and Investment Option fees and expenses.

Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

Example 1
The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$903	$1,456	$2,020	$3,792

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one-year annuity payment period (1):

1 Year	3 Years	5 Years	10 Years
$812	$1,362	$1,923	$3,792

ET2VACo

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect annuity payment options 1, 3, 5, 6 or 7 or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$355	$1,080	$1,826	$3,792

Example 2
The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$735	$940	$1,146	$2,030

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one-year annuity payment period (1):

1 Year	3 Years	5 Years	10 Years
$641	$840	$1,039	$2,030

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3, 5, 6 or 7 or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$175	$542	$933	$2,030

(1)	Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three-and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization.

4.  On page 10 of your prospectus, the first sentence under “Investment Options” is replaced with the following:

There are currently 30 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option.

5.  On pages 12 and 13 of your prospectus, the presentation of “Portfolio” and “Investment Objective(s) and Principal Investments” for the EquiTrust Variable Insurance Series Fund is revised as follows:

Federated Insurance Series. (1)  Federated Equity Management Company of Pennsylvania is the investment adviser to Federated Capital Appreciation Fund II and Federated Capital Income Fund II; Federated Investment Management Company is the investment adviser for Federated Prime Money Fund II and Federated Quality Bond Fund II, and the subadviser for Federated Capital Income Fund II.

Portfolio	Investment Objective(s) and Principal Investments
Federated Capital Appreciation Fund II (2)	This Fund pursues its investment objective by investing primarily in common stock of domestic companies with large and medium market capitalizations that the adviser believes offer superior growth prospects or of companies whose stock, the adviser believes, is undervalued. The Fund may also invest in common stocks of foreign issuers (including American Depositary Receipts), and may also invest in convertible securities and preferred stocks of these domestic and foreign companies.

ET2VACo

Portfolio	Investment Objective(s) and Principal Investments
Federated Capital Income Fund II (3)	The Fund’s investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing in both equity and fixed-income securities that have high income potential—e.g., investment-grade debt issues, domestic noninvestment-grade debt securities (also known as “junk bonds” or “high-yield bonds”) and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. To increase or decrease its exposure to foreign interest rate and/or currency markets, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities.

Federated Prime Money Fund II (4)	This money market mutual fund seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality, fixed-income securities. An investment in the Prime Money Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Prime Money Fund II will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Federated Quality Bond Fund II (5)	This Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

(1)	On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Fund merged into comparable Federated Funds.

(2)	On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into Federated Capital Appreciation Fund II.

(3)	On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(4)	On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

(5)	On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

6.  On page 30 of your prospectus, add the following as second paragraph under “Payments”:

If, under SEC rules, the Prime Money portfolio suspends payments of redemption proceeds in connection with a liquidation of the portfolio, we will delay payment of any transfer, partial withdrawal, surrender, Policy Loan or death proceeds from the Prime Money Subaccount until the portfolio is liquidated.

* * * * *

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Federated Funds or other Investment Options available under the Contract, please contact your registered representative or our Home Office toll free at 888-349-4658.

ET2VACo